Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Schedule of amounts recognised in profit or loss

	Year ended 31 December
US$ thousand	2024	2023	2022
Current income tax expense	7,314	—	—
	7,314	—	—

Deferred tax benefit
Origination and reversal of temporary differences	(4,597)	(15,006)	—
	(4,597)	(15,006)	—
Total income tax benefit	2,717	(15,006)	—

Summary of reconciliation of income tax expense

	Year ended 31 December
US$ thousand	2024	2023	2022
Loss before income tax for the year	(78,970)	(159,560)	(24,970)

Tax using the statutory rate of 30% (2023 – nil%; 2022 – nil%)	—	—	—
Tax effects of foreign jurisdiction (Australia):
Tax at the Australian tax rate of 30% (2023 – 30%; 2022 – Cayman Island nil%)	(23,691)	(47,868)	—
Tax rate differential	21,035	16,792	—
Non-deductible expenses	(1,777)	16,070	—
Adjustments for current and deferred tax of prior periods	7,150	—	—
Income tax benefit	2,717	(15,006)	—

Schedule of movement in deferred tax balances

		Acquired
		through
		business	Recognized
	Net balance	combination	in profit or	Net balance	Deferred tax	Deferred tax
US$ thousand	at 1 January	(Note 26)	loss	at 31 December	assets	liabilities
2024
Inventories	(4,671)	—	1,191	(3,480)	—	(3,480)
Property, plant and equipment	(151,396)	—	(11,879)	(163,275)	—	(163,275)
Lease liability	4,742	—	(1,574)	3,168	3,168	—
Provisions	12,160	—	(1,719)	10,441	10,441	—
Investments	—	—	(722)	(722)	—	(722)
Loans and borrowings	—	—	12,746	12,746	12,746	—
Derivatives and other financial liabilities	7,463	—	7,111	14,574	14,574	—
Tax losses	7,618	—	(7,618)	—	—	—
Denied debt deductions	—	—	7,061	7,061	7,061	—
Net tax assets/(liabilities)	(124,084)	—	4,597	(119,487)	47,990	(167,477)

2023
Inventories	—	491	(5,162)	(4,671)	—	(4,671)
Property, plant and equipment	—	(151,843)	447	(151,396)	—	(151,396)
Lease liability	—	151	4,591	4,742	4,742	—
Provisions	—	12,111	49	12,160	12,160	—
Tax losses	—	—	7,618	7,618	7,618	—
Derivatives and other financial liabilities	—	—	7,463	7,463	7,463	—
Net tax assets/(liabilities)	—	(139,090)	15,006	(124,084)	31,983	(156,067)